Note 3. Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Cash and Cash Equivalents, at Carrying Value	$ 15,173	$ 4,198	$ 872
Incremental Common Shares Attributable to Dilutive Effect of Conversion of Debt Securities (in Shares)	125,240,095